Land, furniture and equipment - Net:	12 Months Ended
Dec. 31, 2023
Land, furniture and equipment - Net:
Land, furniture and equipment - Net:

Note 7 - Land, furniture and equipment - Net:

At December 31, 2022, and 2023, the land furniture and equipment are made up as follows:

			Foreign currency
	1/1/2022		translation		Additions		Disposals transfers		12/31/2022
Land	Ps.	239	Ps.	(46)					Ps.	193
Furniture & equipment		121,365		(1,051)	Ps.	14,578	Ps.	(3,133)		131,759
Machinery & equipment		159,049		(7,345)		9,082				160,786
Computer equipment		86,680		(4,754)		16,845				98,771
Transport equipment		36,068		(1,931)		5,292				39,429
Improvements to leased
premises		83,488		(3,500)		13,012				93,000
Accumulated depreciation		(302,299)		13,703		(64,338)				(352,934)
	Ps.	184,590	Ps.	(4,924)	Ps.	(5,529)	Ps.	(3,133)	Ps.	171,004

			Foreign currency
	1/1/2023		translation		Additions		Disposals transfers		12/31/2023
Land	Ps.	193	Ps.	(16)					Ps.	177
Furniture & equipment		131,759		(1,556)	Ps.	9,584	Ps.	(445)		139,342
Machinery & equipment		160,786		(21,518)		12,600				151,868
Computer equipment		98,771		(14,363)		32,915				117,323
Transport equipment		39,429		(5,473)		12,227				46,183
Improvements to leased
premises		93,000		(17,609)		23,433		—		98,824
Accumulated depreciation		(352,934)		43,920		(60,687)		—		(369,701)
	Ps.	171,004	Ps.	(16,615)	Ps.	30,072	Ps.	(445)	Ps.	184,016

The consolidated depreciation expense for 2021, 2022 and 2023 was Ps.78.053, Ps.67,548 and Ps.60,687, respectively. This includes the depreciation of Aerostar for Ps.66,930, Ps.57,693 and Ps.48,514 and the depreciation of Airplan for Ps.909, Ps.424 and Ps.613 for the years ended December 31, 2021, 2022 and 2023, respectively, and which has been charged in aeronautical and non-aeronautical services costs, and administrative expenses.

The depreciation expense for 2021, 2022 and 2023 for the right-of-use assets for consolidated leasing was Ps.6,467, Ps.5,457 and Ps.6,340, respectively in Mexico, there was no recognition of right-of-use assets for leasing in Aerostar and Airplan.

During the second quarter of 2021, FONATUR and the Company entered into an agreement to terminate the sales contract for the land of Huatulco, FONATUR paid the Company Ps.286,283 which was the price that the Company initially paid for the land.

7.1)	Right-of-use assets of leasing assets

As of December 31, 2022 and 2023, right-of-use assets associated with property leases, amounted to Ps.24,451 and Ps.25,753, respectively, and the associated liability amounted to approximately Ps.23,547 and Ps.22,367 respectively, which are not significant.

Lease liabilities are measured at the present value of remaining lease payments, discounted at the interest rate of the lessee. The weighted average interest rates of the lessee applied to lease liabilities at January 1, 2021 were 9.2% and for the new contracts of the year during 2022 and 2023 were 9.7% and 12.5%, respectively.

The Company has executed a contract for the lease of corporate offices and commercial vehicles. The general terms of the lease contracts are shown below:

Corporate offices in Mexico:

Separate contract including the following terms and conditions: i) 5-year term; ii) monthly lease payments of USD27.5 (Ps.466 approximately); iii) a security deposit equivalent to 2-month rent; iv) the monthly base rent will be increased annually after the first year of the contract, in line with the increase in the US National Consumer Price Index; and v) in the event of nonpayment of principal, default interest will accrue at the most recent interest rate in US dollars published by the Wall Street Journal, with the Prime Rate in US dollars plus ten basis points.

Lease of commercial vehicles in Mexico:

A framework contract, governs our lease of commercial vehicles in Mexico, with separate contracts by vehicle, which includes the following terms and conditions: i) minimum term of 48 months; ii) monthly fixed payments and an extraordinary one-off rent payable in the first month; iii) cash value to be settled at the end of the minimum term; iv) the lessee shall have a preferential right to acquire the underlying assets at the end of the contractual term; and v) in the event of nonpayment of lease payments, default interest shall accrue at a monthly rate of 3%.

The lease agreements and service contracts for which lease assets identified in accordance with IFRS 16 were not significant for the Company and they recognized each other within the Land, furniture and equipment, net. (See Note 17.8).